UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Equity Index Fund

Investor Class (PIEQX)

This annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$28	0.25%

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that major central banks would reduce short-term rates, benefited shares of banking names during the year. Positions in HSBC Holdings and Banco Santander were top performers. The industrials and business services sector was the next best performer, as aerospace and defense companies Rolls-Royce and Rheinmetall performed well.

  Conversely, while health care companies generated mostly flat returns during the period, this sector was the sole detractor from absolute returns. Pharmaceuticals companies performed worst, especially Novo Nordisk and Daiichi Sankyo.

  Various crosscurrents in international equity markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, we pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,159	9,009
2016	9,665	9,693
2016	9,828	9,753
2016	9,803	9,677
2017	10,197	10,093
2017	10,919	10,787
2017	11,666	11,485
2017	12,178	11,945
2018	13,086	12,880
2018	12,543	12,352
2018	12,371	12,221
2018	11,190	11,127
2019	11,391	11,268
2019	12,029	11,955
2019	11,799	11,903
2019	12,349	12,355
2020	12,526	12,631
2020	10,575	10,599
2020	11,797	11,704
2020	11,678	11,507
2021	13,892	13,761
2021	14,996	14,826
2021	15,460	15,251
2021	15,636	15,441
2022	15,056	14,728
2022	13,630	13,619
2022	13,295	13,068
2022	11,993	11,889
2023	14,523	14,311
2023	14,936	14,765
2023	15,397	15,262
2023	13,806	13,602
2024	15,716	15,744
2024	16,161	16,135
2024	17,122	16,974
2024	16,849	16,725
2025	17,125	17,106
2025	18,332	18,163
2025	19,154	19,140
2025	20,745	20,578

202501-4140694, 202512-4880889

F135-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Equity Index Fund (Investor Class)	23.13%	12.18%	7.57%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,813,385
  Number of Portfolio Holdings702
  Investment Advisory Fees Paid (000s)$581
  Portfolio Turnover Rate8.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Industrials & Business Services	19.2
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.6
Consumer Staples	7.1
Materials	5.2
Communication Services	4.6
Utilities	3.6
Other	7.7

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.1%
SAP	1.3
AstraZeneca	1.3
Nestle	1.2
HSBC Holdings	1.2
Roche Holding	1.2
Novartis	1.2
Shell	1.1
Siemens	1.1
Toyota Motor	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Index Fund

Investor Class (PIEQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Equity Index Fund

Z Class (TLIEX)

This annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that major central banks would reduce short-term rates, benefited shares of banking names during the year. Positions in HSBC Holdings and Banco Santander were top performers. The industrials and business services sector was the next best performer, as aerospace and defense companies Rolls-Royce and Rheinmetall performed well.

  Conversely, while health care companies generated mostly flat returns during the period, this sector was the sole detractor from absolute returns. Pharmaceuticals companies performed worst, especially Novo Nordisk and Daiichi Sankyo.

  Various crosscurrents in international equity markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, we pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark
11/2/20	10,000	10,000
1/31/21	11,737	11,787
4/30/21	12,676	12,700
7/31/21	13,083	13,064
10/31/21	13,239	13,226
1/31/22	12,757	12,615
4/30/22	11,565	11,665
7/31/22	11,282	11,193
10/31/22	10,188	10,184
1/31/23	12,347	12,259
4/30/23	12,697	12,648
7/31/23	13,098	13,073
10/31/23	11,763	11,651
1/31/24	13,390	13,486
4/30/24	13,787	13,821
7/31/24	14,614	14,539
10/31/24	14,390	14,326
1/31/25	14,631	14,653
4/30/25	15,671	15,558
7/31/25	16,390	16,395
10/31/25	17,758	17,626

202501-4140694, 202512-4880889

F1366-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 11/2/20
International Equity Index Fund (Z Class)	23.41%	12.19%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,813,385
  Number of Portfolio Holdings702
  Investment Advisory Fees Paid (000s)$581
  Portfolio Turnover Rate8.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Industrials & Business Services	19.2
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.6
Consumer Staples	7.1
Materials	5.2
Communication Services	4.6
Utilities	3.6
Other	7.7

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.1%
SAP	1.3
AstraZeneca	1.3
Nestle	1.2
HSBC Holdings	1.2
Roche Holding	1.2
Novartis	1.2
Shell	1.1
Siemens	1.1
Toyota Motor	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Index Fund

Z Class (TLIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity
Index Fund
TLIEX International Equity
Index Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 16.65 $ 14.06 $ 12.53 $ 16.86 $ 12.81
Investment activities
Net investment income
(1)(2)
0.51 0.46 0.43 0.44 0.39
Net realized and unrealized
gain/loss 3.23 2.60 1.46 (4.25) 3.92
Total from investment
activities 3.74 3.06 1.89 (3.81) 4.31
Distributions
Net investment income (0.45) (0.47) (0.36) (0.40) (0.26)
Net realized gain — — — (0.12) —
Total distributions (0.45) (0.47) (0.36) (0.52) (0.26)
NET ASSET VALUE
End of period $ 19.94 $ 16.65 $ 14.06 $ 12.53 $ 16.86
Ratios/Supplemental Data
Total return
(2)(3)
23.13% 22.04% 15.12% (23.30)% 33.89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.25% 0.26% 0.26% 0.30% 0.40%
Net expenses after waivers/
payments by Price Associates 0.25% 0.26% 0.26% 0.30% 0.40%
Net investment income 2.84% 2.82% 2.93% 3.05% 2.41%
Portfolio turnover rate 8.6% 4.6% 29.2% 12.9% 22.9%
Net assets, end of period (in
thousands) $1,048,119 $778,368 $630,134 $546,336 $727,834
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 16.70 $ 14.10 $ 12.57 $ 16.92 $ 13.01
Investment activities
Net investment income
(2)(3)
0.57 0.51 0.47 0.53 0.45
Net realized and unrealized
gain/loss 3.22 2.59 1.47 (4.30) 3.73
Total from investment
activities 3.79 3.10 1.94 (3.77) 4.18
Distributions
Net investment income (0.50) (0.50) (0.41) (0.46) (0.27)
Net realized gain — — — (0.12) —
Total distributions (0.50) (0.50) (0.41) (0.58) (0.27)
NET ASSET VALUE
End of period $ 19.99 $ 16.70 $ 14.10 $ 12.57 $ 16.92
Ratios/Supplemental Data
Total return
(3)(4)
23.41% 22.33% 15.46% (23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.14% 0.15% 0.15% 0.15% 0.21%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.16% 3.13% 3.16% 3.82% 2.74%
(5)
Portfolio turnover rate 8.6% 4.6% 29.2% 12.9% 22.9%
Net assets, end of period (in
thousands) $765,266 $301,607 $112,446 $37,194 $2,207
0% 0% 0% 0% 0%

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  35,064 697
Total Argentina (Cost $596) 697
AUSTRALIA 6.5%
Common Stocks 6.5%
ANZ Group Holdings  266,703 6,388
APA Group  112,390 675
Aristocrat Leisure  49,952 2,067
ASX  16,740 618
BHP Group  454,315 12,952
BlueScope Steel  37,789 565
Brambles  121,548 1,975
CAR Group  32,541 760
Cochlear  5,778 1,085
Coles Group  119,187 1,719
Commonwealth Bank of Australia  149,816 16,810
Computershare  45,330 1,083
CSL  43,282 5,044
Evolution Mining  177,334 1,255
Fortescue  150,574 2,094
Goodman Group  181,301 3,910
Insurance Australia Group  209,104 1,075
James Hardie Industries, CDI (1) 51,174 1,078
Lottery Corp  191,767 690
Macquarie Group  32,339 4,613
Medibank  237,278 757
National Australia Bank  273,937 7,810
Northern Star Resources  120,684 1,946
Origin Energy  152,488 1,222
Pro Medicus  5,037 865
Qantas Airways  63,548 423
QBE Insurance Group  134,209 1,741
REA Group  4,554 635
Rio Tinto  33,084 2,873
Santos  287,354 1,187
Scentre Group  460,998 1,228
SGH  17,533 556
Sigma Healthcare  397,831 809

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sonic Healthcare  40,977 567
South32  388,807 804
Stockland  206,763 855
Suncorp Group  95,881 1,231
Telstra Group  346,860 1,108
Transurban Group  276,926 2,620
Vicinity  334,369 552
Washington H. Soul Pattinson (2) 30,117 740
Wesfarmers  101,422 5,567
Westpac Banking  306,047 7,744
WiseTech Global  17,717 799
Woodside Energy Group  169,106 2,740
Woolworths Group  108,571 2,017
Xero (1) 14,603 1,381
Total Australia (Cost $93,548) 117,233
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  27,435 2,842
OMV  12,689 695
Verbund  5,870 453
Total Austria (Cost $2,281) 3,990
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  12,855 851
Anheuser-Busch InBev  88,323 5,386
Argenx (1) 5,466 4,474
D'ieteren Group (2) 1,852 338
Elia Group  4,228 509
Groupe Bruxelles Lambert (2) 7,154 629
KBC Group  20,449 2,460
Lotus Bakeries  35 305
Sofina (2) 1,436 395
Syensqo (2) 6,298 520
UCB  11,277 2,900
Total Belgium (Cost $12,813) 18,767

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  34,929 1,282
Total Chile (Cost $592) 1,282
DENMARK 1.8%
Common Stocks 1.8%
AP Moller - Maersk, Class A (2) 253 521
AP Moller - Maersk, Class B (2) 372 765
Carlsberg, Class B  8,373 985
Coloplast, Class B (2) 11,054 1,000
Danske Bank  59,426 2,656
Demant (1)(2) 7,373 245
DSV (2) 18,240 3,893
Genmab (1) 5,524 1,576
Novo Nordisk, Class B  288,325 14,195
Novonesis Novozymes, Class B (2) 31,329 1,872
Orsted (1) 45,532 815
Pandora  7,065 945
ROCKWOOL, Class B (2) 8,185 280
Tryg  29,209 720
Vestas Wind Systems (2) 89,738 1,835
Total Denmark (Cost $27,992) 32,303
EUROPE/FAR EAST 0.1%
Equity Funds 0.1%
iShares Core MSCI EAFE, ETF (USD)  28,802 2,537
Total Europe/Far East (Cost $2,298) 2,537
FINLAND 1.1%
Common Stocks 1.1%
Elisa  12,254 540
Fortum  38,653 862
Kesko, Class B  23,548 497
Kone, Class B  30,225 2,019
Metso  58,301 956
Neste (2) 36,450 755

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Nokia  458,838 3,130
Nordea Bank  278,913 4,771
Orion, Class B  9,338 652
Sampo, Class A  215,629 2,404
Stora Enso, Class R  50,211 585
UPM-Kymmene  45,986 1,234
Wartsila  44,571 1,458
Total Finland (Cost $14,866) 19,863
FRANCE 10.6%
Common Stocks 10.6%
Accor  16,882 859
Aeroports de Paris  3,015 414
Air Liquide  51,760 10,018
Airbus  53,182 13,113
Alstom (1) 29,821 746
Amundi  5,263 390
ArcelorMittal  41,633 1,589
Arkema  4,962 295
AXA  158,496 6,877
BioMerieux  3,572 460
BNP Paribas  91,027 7,051
Bollore  62,032 345
Bouygues  16,840 760
Bureau Veritas  30,024 987
Capgemini  14,480 2,228
Carrefour  51,795 780
Cie de Saint-Gobain  40,103 3,892
Cie Generale des Etablissements Michelin  59,584 1,903
Covivio  4,812 309
Credit Agricole  94,127 1,699
Danone  57,833 5,108
Dassault Aviation  1,690 545
Dassault Systemes  59,782 1,701
Edenred  20,809 598
Eiffage  5,910 727
Engie  162,991 3,816
EssilorLuxottica  26,929 9,862
Eurofins Scientific  10,201 719
Euronext  6,903 987
FDJ United  9,992 291
Gecina  4,001 372

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Getlink  26,080 476
Hermes International  2,832 7,008
Ipsen  3,284 461
Kering  6,629 2,354
Klepierre  18,536 708
L'Oreal  21,512 8,977
Legrand  23,409 4,042
LVMH Moet Hennessy Louis Vuitton  22,387 15,824
Orange  165,916 2,654
Pernod Ricard  17,928 1,756
Publicis Groupe  20,357 2,040
Renault  16,562 644
Rexel  19,272 668
Safran  32,222 11,449
Sanofi  98,860 10,001
Sartorius Stedim Biotech  2,517 602
Schneider Electric  49,076 13,983
Societe Generale  64,307 4,078
Sodexo  7,627 422
STMicroelectronics  60,716 1,491
Teleperformance  4,645 332
Thales  8,251 2,353
TotalEnergies  183,723 11,471
Unibail-Rodamco-Westfield  10,657 1,102
Veolia Environnement  55,983 1,850
Vinci  44,205 5,911
Total France (Cost $134,955) 192,098
GERMANY 9.3%
Common Stocks 9.0%
adidas  15,258 2,885
Allianz  34,568 13,891
Aumovio (1) 4,738 204
BASF  79,671 3,931
Bayer  87,558 2,723
Bayerische Motoren Werke  24,976 2,329
Beiersdorf  8,695 922
Brenntag  10,573 587
Commerzbank  68,579 2,501
Continental  9,477 724
Covestro (1) 15,738 1,099
CTS Eventim  5,376 482

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Daimler Truck Holding  42,190 1,691
Delivery Hero (1) 16,463 418
Deutsche Bank  165,420 5,922
Deutsche Boerse  16,816 4,259
Deutsche Lufthansa  51,655 453
Deutsche Post  85,687 3,937
Deutsche Telekom  312,335 9,675
E.ON  200,378 3,728
Evonik Industries  22,097 370
Fresenius (2) 37,580 2,162
Fresenius Medical Care  19,289 1,036
GEA Group  12,839 918
Hannover Rueck (2) 5,353 1,528
Heidelberg Materials  11,925 2,798
Henkel  8,953 669
Hensoldt (2) 5,559 593
Infineon Technologies  116,620 4,629
Knorr-Bremse  6,249 581
LEG Immobilien  6,421 489
Mercedes-Benz Group  64,464 4,183
Merck  11,472 1,503
MTU Aero Engines  4,788 2,092
Muenchener Rueckversicherungs-Gesellschaft  11,683 7,228
Nemetschek  4,975 575
QIAGEN (2) 18,944 892
Rational  444 326
Rheinmetall  4,105 8,070
RWE  56,338 2,774
SAP  93,515 24,321
Scout24  6,462 747
Siemens  68,047 19,284
Siemens Energy (1) 60,756 7,569
Siemens Healthineers  30,049 1,684
Symrise  11,639 963
Talanx (2) 5,563 677
Vonovia  66,919 2,011
Zalando (1) 19,343 542
163,575
Preferred Stocks 0.3%
Bayerische Motoren Werke  4,791 415
Dr. Ing. h.c. F. Porsche (2) 9,818 514
Henkel (2) 14,582 1,181

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Porsche Automobil Holding  13,201 525
Sartorius  2,259 621
Volkswagen  18,332 1,909
5,165
Total Germany (Cost $115,969) 168,740
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  951,000 9,254
BOC Hong Kong Holdings  328,500 1,614
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings  168,300 833
CK Hutchison Holdings  238,300 1,580
CK Infrastructure Holdings  55,000 358
CLP Holdings  145,400 1,240
Futu Holdings, ADR (USD)  5,308 1,056
Galaxy Entertainment Group  191,000 952
Hang Seng Bank  65,900 1,285
Henderson Land Development  124,773 439
HKT Trust & HKT  327,000 477
Hong Kong & China Gas  987,277 919
Hong Kong Exchanges & Clearing  107,700 5,870
Hongkong Land Holdings (USD)  95,000 580
Jardine Matheson Holdings (USD)  14,000 822
Link REIT (2) 230,100 1,198
MTR  134,000 492
Power Assets Holdings  119,500 759
Sands China  209,200 545
Sino Land  323,800 402
SITC International Holdings  120,000 443
Sun Hung Kai Properties  128,500 1,564
Swire Pacific, Class A  30,500 252
Techtronic Industries  129,500 1,510
WH Group  719,000 692
Wharf Holdings  92,000 242
Wharf Real Estate Investment  145,100 413
Total Hong Kong (Cost $26,997) 35,791

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
AIB Group  189,762 1,749
Bank of Ireland Group  84,875 1,390
DCC (GBP) (2) 8,533 562
Kerry Group, Class A  14,500 1,323
Kingspan Group  13,682 1,024
Ryanair Holdings  75,533 2,287
Total Ireland (Cost $6,420) 8,335
ISRAEL 1.0%
Common Stocks 1.0%
Azrieli Group  3,659 386
Bank Hapoalim  111,247 2,256
Bank Leumi Le-Israel  133,075 2,701
Check Point Software Technologies (USD) (1)(2) 7,689 1,504
CyberArk Software (USD) (1) 4,251 2,214
Elbit Systems  2,463 1,167
ICL Group  69,486 455
Israel Discount Bank, Class A  107,768 1,077
Mizrahi Tefahot Bank  13,744 894
Monday.com (USD) (1) 3,499 718
Nice (1) 5,449 743
Nova (1) 2,697 937
Phoenix Financial  19,841 764
Teva Pharmaceutical Industries, ADR (USD) (1) 102,010 2,089
Total Israel (Cost $10,552) 17,905
ITALY 3.1%
Common Stocks 3.1%
Banca Mediolanum  20,100 404
Banca Monte dei Paschi di Siena  175,138 1,536
Banco BPM  100,757 1,468
BPER Banca  129,631 1,553
Davide Campari-Milano (2) 53,076 370
Enel  727,271 7,357
Eni  182,404 3,364
Ferrari  11,257 4,508

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
FinecoBank Banca Fineco  54,109 1,238
Generali  75,983 2,925
Infrastrutture Wireless Italiane  24,505 269
Intesa Sanpaolo  1,273,873 8,211
Leonardo  36,006 2,118
Moncler  20,475 1,228
Nexi (2) 46,761 247
Poste Italiane  40,319 972
Prysmian  25,080 2,615
Recordati Industria Chimica e Farmaceutica  9,910 590
Snam (2) 176,756 1,090
Stellantis, Borsa Italiana S.P.A  179,177 1,822
Telecom Italia (1) 1,003,032 591
Terna - Rete Elettrica Nazionale  124,616 1,278
UniCredit  125,413 9,286
Unipol Assicurazioni  30,908 677
Total Italy (Cost $35,667) 55,717
JAPAN 22.1%
Common Stocks 22.1%
Advantest  68,600 10,273
Aeon  198,500 3,140
AGC (2) 16,900 528
Aisin  45,300 814
Ajinomoto  80,600 2,286
ANA Holdings  13,800 259
Asahi Group Holdings  128,200 1,382
Asahi Kasei  107,400 823
Asics  62,000 1,579
Astellas Pharma  160,780 1,683
Bandai Namco Holdings  52,000 1,618
Bridgestone  50,900 2,222
Canon  77,200 2,217
Capcom  30,300 791
Central Japan Railway  68,700 1,682
Chiba Bank (2) 48,900 477
Chubu Electric Power  60,100 836
Chugai Pharmaceutical (2) 59,900 2,741
Dai Nippon Printing  34,000 567
Daifuku  28,200 899
Dai-ichi Life Holdings  313,000 2,197
Daiichi Sankyo  152,300 3,638

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Daikin Industries  23,600 2,742
Daito Trust Construction  25,500 477
Daiwa House Industry  49,800 1,690
Daiwa Securities Group (2) 117,600 905
Denso  155,500 2,173
Disco  8,300 2,756
East Japan Railway  85,800 2,096
Eisai  22,600 671
ENEOS Holdings  240,120 1,515
FANUC  83,200 2,776
Fast Retailing  17,100 6,278
Fuji Electric  11,700 836
FUJIFILM Holdings  99,700 2,311
Fujikura  22,400 3,050
Fujitsu  157,200 4,097
Hankyu Hanshin Holdings (2) 21,000 564
Hikari Tsushin  1,500 397
Hitachi  410,100 14,009
Honda Motor  353,400 3,572
Hoya  30,700 4,987
Hulic (2) 39,800 411
Idemitsu Kosan  72,660 505
IHI (2) 91,400 1,892
Inpex  78,200 1,443
Isuzu Motors (2) 46,100 566
ITOCHU (2) 106,300 6,157
Japan Airlines  11,600 209
Japan Exchange Group  86,900 969
Japan Post Bank  158,900 1,780
Japan Post Holdings (2) 158,300 1,483
Japan Post Insurance  16,600 429
Japan Tobacco  107,100 3,731
JFE Holdings  49,575 568
Kajima (2) 37,000 1,193
Kansai Electric Power  83,000 1,295
Kao  41,400 1,752
Kawasaki Heavy Industries (2) 13,100 1,049
Kawasaki Kisen Kaisha (2) 30,200 433
KDDI  280,500 4,471
Keyence  17,456 6,479
Kikkoman  58,600 467
Kirin Holdings  68,000 956
Kobe Bussan (2) 13,200 306

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Komatsu  84,800 2,837
Konami Group (2) 8,900 1,482
Kubota  86,600 1,121
Kyocera  113,900 1,511
Kyowa Kirin  21,200 328
Lasertec  7,100 1,442
LY  246,500 724
M3 (2) 38,100 534
Makita  20,500 620
Marubeni  125,900 3,094
MatsukiyoCocokara  28,600 518
MEIJI Holdings (2) 20,680 398
MINEBEA MITSUMI  31,300 619
Mitsubishi  287,800 6,911
Mitsubishi Chemical Group  116,800 610
Mitsubishi Electric  169,900 4,824
Mitsubishi Estate  94,600 2,005
Mitsubishi HC Capital  75,900 594
Mitsubishi Heavy Industries  286,700 8,655
Mitsubishi UFJ Financial Group  1,026,390 15,504
Mitsui  220,700 5,427
Mitsui Fudosan  235,400 2,451
Mitsui OSK Lines (2) 30,300 900
Mizuho Financial Group  224,710 7,527
MonotaRO (2) 21,400 299
MS&AD Insurance Group Holdings  114,600 2,362
Murata Manufacturing  148,600 3,204
NEC  115,600 4,199
Nexon  28,700 585
NIDEC  73,888 899
Nintendo  98,700 8,418
Nippon Building Fund  660 609
Nippon Paint Holdings (2) 81,700 520
Nippon Sanso Holdings  15,500 515
Nippon Steel  429,560 1,771
Nippon Yusen KK  37,800 1,305
Nissan Motor (1)(2) 190,000 434
Nissin Foods Holdings (2) 17,100 309
Nitori Holdings  34,500 559
Nitto Denko (2) 62,700 1,562
Nomura Holdings  267,100 1,906
Nomura Research Institute  33,381 1,289
NTT  2,662,600 2,740

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Obayashi  56,000 947
Obic  27,900 865
Olympus  100,800 1,241
Oracle Corporation Japan  3,300 304
Oriental Land  96,100 1,945
ORIX  103,500 2,532
Osaka Gas (2) 31,400 988
Otsuka  19,600 387
Otsuka Holdings  38,600 2,101
Pan Pacific International Holdings  168,300 1,001
Panasonic Holdings  207,595 2,412
Rakuten Group (1) 133,400 873
Recruit Holdings  118,800 5,891
Renesas Electronics  149,500 1,846
Resona Holdings  184,400 1,778
Ryohin Keikaku  44,500 915
Sanrio  15,400 713
SBI Holdings  24,740 1,106
SCREEN Holdings  7,000 664
SCSK (2) 13,400 492
Secom (2) 37,100 1,254
Sekisui Chemical  32,500 563
Sekisui House  52,700 1,131
Seven & i Holdings  190,756 2,426
SG Holdings  27,600 254
Shimadzu  20,400 548
Shimano  6,700 702
Shin-Etsu Chemical  150,700 4,530
Shionogi  66,800 1,120
Shiseido  34,400 579
SMC  5,100 1,746
SoftBank (2) 2,559,400 3,637
SoftBank Group  85,500 15,003
Sompo Holdings (2) 79,000 2,408
Sony Financial Group (1) 536,600 541
Sony Group  550,500 15,331
Subaru  51,800 1,102
Sumitomo  97,100 2,825
Sumitomo Electric Industries  63,500 2,315
Sumitomo Metal Mining (2) 21,300 697
Sumitomo Mitsui Financial Group  330,000 8,934
Sumitomo Mitsui Trust Group  56,924 1,563
Sumitomo Realty & Development  27,300 1,166

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Suntory Beverage & Food  12,000 363
Suzuki Motor  139,700 2,086
Sysmex  43,400 484
T&D Holdings (2) 43,200 928
Taisei (2) 13,500 982
Takeda Pharmaceutical  141,998 3,832
TDK  173,100 3,024
Terumo  118,400 1,911
TIS (2) 18,300 630
Toho (2) 9,600 563
Tokio Marine Holdings  164,200 6,124
Tokyo Electron  40,000 8,819
Tokyo Gas  28,500 1,000
Tokyo Metro (2) 25,000 263
Tokyu (2) 43,100 480
TOPPAN Holdings  20,600 504
Toray Industries  119,500 732
Toyota Industries  14,400 1,565
Toyota Motor  848,390 17,296
Toyota Tsusho  61,300 1,874
Trend Micro  11,300 577
Unicharm (2) 96,300 596
West Japan Railway  38,600 793
Yakult Honsha  21,800 326
Yamaha Motor (2) 79,600 573
Yokogawa Electric  19,700 589
Yokohama Financial Group  88,900 646
Zensho Holdings (2) 8,300 517
ZOZO (2) 38,200 330
Total Japan (Cost $259,199) 401,002
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)  22,264 651
Total Mexico (Cost $525) 651
NETHERLANDS 4.9%
Common Stocks 4.9%
ABN AMRO Bank, CVA  51,746 1,546
Adyen (1) 2,250 3,855
Aegon  116,532 888

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
AerCap Holdings (USD)  15,860 2,066
Akzo Nobel  14,969 989
ASM International  4,176 2,710
ASML Holding  35,276 37,298
ASR Nederland  13,828 923
BE Semiconductor Industries  7,112 1,212
Coca-Cola Europacific Partners (USD)  20,475 1,819
CVC Capital Partners  18,329 306
DSM-Firmenich  16,486 1,344
EXOR  8,206 711
Heineken  25,618 1,984
Heineken Holding  11,167 754
IMCD (2) 5,092 528
ING Groep  270,134 6,745
JDE Peet's  14,835 540
Koninklijke Ahold Delhaize  80,989 3,314
Koninklijke KPN  345,258 1,598
Koninklijke Philips  68,483 1,876
NN Group  23,891 1,635
Prosus  117,022 8,088
Randstad (2) 9,422 369
Universal Music Group (2) 98,051 2,630
Wolters Kluwer  21,254 2,605
Total Netherlands (Cost $53,984) 88,333
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  145,443 677
Contact Energy  75,210 401
Fisher & Paykel Healthcare  51,795 1,098
Infratil  79,288 560
Meridian Energy  112,743 382
Total New Zealand (Cost $2,541) 3,118
NORWAY 0.5%
Common Stocks 0.5%
Aker BP  27,226 706
DNB Bank  78,888 2,014
Equinor  67,308 1,612
Gjensidige Forsikring  17,243 464
Kongsberg Gruppen  38,897 991

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Mowi  41,030 902
Norsk Hydro  121,165 819
Orkla  60,397 613
Salmar  5,765 324
Telenor  54,278 807
Yara International  14,266 520
Total Norway (Cost $7,898) 9,772
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1)(2) 21,128 266
Total Poland (Cost $359) 266
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  751,562 664
Banco Espirito Santo (1)(3) 127,132 —
EDP  278,184 1,383
EDP Renovaveis (2) 27,194 398
Galp Energia  35,949 722
Jeronimo Martins  24,398 628
Total Portugal (Cost $3,416) 3,795
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.7%
Common Stocks 1.7%
CapitaLand Ascendas REIT  343,997 745
CapitaLand Integrated Commercial Trust  516,271 939
CapitaLand Investment  203,500 412
DBS Group Holdings  190,350 7,881
Genting Singapore  521,400 292
Grab Holdings, Class A (USD) (1) 207,983 1,250
Keppel  128,400 1,004
Oversea-Chinese Banking  302,225 3,954

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sea, ADR (USD) (1) 34,186 5,342
Sembcorp Industries  77,700 389
Singapore Airlines  132,632 675
Singapore Exchange  75,600 981
Singapore Technologies Engineering  134,600 877
Singapore Telecommunications  661,250 2,158
United Overseas Bank  112,420 2,990
Wilmar International  167,000 401
Yangzijiang Shipbuilding Holdings  222,600 601
Total Singapore (Cost $21,200) 30,891
SPAIN 3.5%
Common Stocks 3.5%
Acciona (2) 2,130 472
ACS Actividades de Construccion y Servicios  15,646 1,285
Aena  66,641 1,810
Amadeus IT Group  40,176 3,071
Banco Bilbao Vizcaya Argentaria (2) 515,606 10,387
Banco de Sabadell  464,190 1,740
Banco Santander (2) 1,332,306 13,576
Bankinter  59,437 896
CaixaBank (2) 347,772 3,676
Cellnex Telecom  43,858 1,365
Endesa  28,015 1,004
Ferrovial  45,776 2,809
Grifols  25,717 333
Iberdrola  567,978 11,511
Industria de Diseno Textil (2) 97,473 5,383
International Consolidated Airlines Group  107,082 588
Redeia  34,964 629
Repsol  102,814 1,887
Telefonica (2) 327,350 1,660
Total Spain (Cost $39,547) 64,082
SWEDEN 3.5%
Common Stocks 3.5%
AddTech, Class B (2) 22,392 754
Alfa Laval  25,360 1,205
Assa Abloy, Class B  89,386 3,369
Atlas Copco, Class A  239,819 4,018
Atlas Copco, Class B  138,878 2,078

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Beijer Ref (2) 33,184 524
Boliden (1) 25,126 1,127
Epiroc, Class A  58,375 1,231
Epiroc, Class B  33,599 627
EQT (2) 32,761 1,132
Essity, Class B  53,417 1,467
Evolution  12,775 851
Fastighets Balder, Class B (1) 61,416 451
H & M Hennes & Mauritz, Class B (2) 48,804 922
Hexagon, Class B (2) 184,776 2,252
Holmen, Class B (2) 6,572 248
Industrivarden, Class A  10,371 431
Industrivarden, Class C (2) 13,338 553
Indutrade  23,541 629
Investment AB Latour, Class B (2) 12,765 325
Investor, Class B (2) 154,631 5,092
L E Lundbergforetagen, Class B  6,632 355
Lifco, Class B (2) 20,084 776
Nibe Industrier, Class B (2) 130,571 508
Saab, Class B  28,398 1,563
Sagax, Class B (2) 19,075 428
Sandvik  95,011 2,873
Securitas, Class B  42,374 624
Skandinaviska Enskilda Banken, Class A  136,722 2,610
Skanska, Class B  29,320 799
SKF, Class B  29,392 753
Spotify Technology (USD) (1) 13,676 8,962
Svenska Cellulosa, Class B (2) 52,341 697
Svenska Handelsbanken, Class A (2) 129,546 1,691
Swedbank, Class A  75,579 2,295
Swedish Orphan Biovitrum (1)(2) 16,880 582
Tele2, Class B  47,167 749
Telefonaktiebolaget LM Ericsson, Class B  249,200 2,528
Telia (2) 203,269 800
Trelleborg, Class B (2) 17,438 728
Volvo, Class B  141,816 3,885
Total Sweden (Cost $45,502) 63,492
SWITZERLAND 9.0%
Common Stocks 9.0%
ABB  140,242 10,427
Alcon (2) 44,574 3,322

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Amrize (1) 45,402 2,349
Avolta  7,579 399
Baloise Holding  3,634 902
Banque Cantonale Vaudoise (2) 2,597 301
Barry Callebaut (2) 308 400
Belimo Holding (2) 915 987
BKW  1,897 425
Chocoladefabriken Lindt & Spruengli  84 1,291
Chocoladefabriken Lindt & Spruengli, Registered Shares  9 1,379
Cie Financiere Richemont, Class A  48,096 9,514
EMS-Chemie Holding (2) 604 414
Galderma Group  11,640 2,162
Geberit (2) 3,020 2,208
Givaudan  824 3,376
Helvetia Holding (2) 3,197 786
Holcim  45,535 4,048
Julius Baer Group  18,238 1,231
Kuehne + Nagel International (2) 4,161 798
Logitech International  13,489 1,622
Lonza Group  6,271 4,330
Nestle  230,727 22,046
Novartis  170,243 21,069
Partners Group Holding  2,021 2,475
Roche Holding  2,827 959
Roche Holding, Genusschein  62,912 20,378
Sandoz Group  37,207 2,481
Schindler Holding (2) 3,607 1,285
Schindler Holding, Registered Shares (2) 2,023 684
SGS  14,696 1,657
SIG Group (2) 26,365 295
Sika  13,592 2,664
Sonova Holding  4,486 1,224
Straumann Holding (2) 9,863 1,240
Swatch Group (2) 2,494 521
Swiss Life Holding  2,543 2,760
Swiss Prime Site  7,033 1,000
Swiss Re  26,691 4,874
Swisscom (2) 2,300 1,685
UBS Group  284,075 10,870
VAT Group  2,385 1,042
Zurich Insurance Group  13,093 9,106
Total Switzerland (Cost $111,740) 162,986

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.3%
Common Stocks 14.3%
3i Group  86,964 5,033
Admiral Group  22,820 983
Anglo American  99,897 3,779
Ashtead Group  38,022 2,540
Associated British Foods  28,079 847
AstraZeneca  138,862 22,905
Auto Trader Group  75,750 777
Aviva  272,241 2,393
BAE Systems  269,341 6,635
Barclays  1,264,314 6,781
Barratt Redrow  118,315 586
BP  1,418,538 8,311
British American Tobacco  186,499 9,552
BT Group  529,687 1,293
Bunzl  28,890 878
Centrica  440,569 1,038
Coca-Cola HBC  19,108 867
Compass Group  151,652 5,020
Diageo  198,760 4,572
Entain  52,346 545
Experian  82,019 3,826
Glencore  905,177 4,336
GSK  365,267 8,552
Haleon  801,770 3,728
Halma  33,693 1,570
Hikma Pharmaceuticals  14,492 351
HSBC Holdings  1,561,867 21,865
Imperial Brands  68,804 2,734
Informa  115,714 1,474
InterContinental Hotels Group  13,036 1,573
Intertek Group  13,795 919
J Sainsbury  151,456 680
JD Sports Fashion  233,203 286

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Kingfisher  153,730 624
Land Securities Group  61,013 499
Legal & General Group  505,943 1,581
Lloyds Banking Group  5,354,141 6,278
London Stock Exchange Group  42,450 5,290
M&G  196,802 681
Marks & Spencer Group  181,409 948
Melrose Industries  109,874 905
Mondi  38,031 425
National Grid  438,224 6,571
NatWest Group  723,689 5,571
Next  10,370 1,948
Pearson  51,452 716
Phoenix Group Holdings  60,502 536
Prudential  230,246 3,202
Reckitt Benckiser Group  60,665 4,640
RELX  164,115 7,253
Rentokil Initial  221,286 1,235
Rio Tinto  100,912 7,275
Rolls-Royce Holdings  756,072 11,635
Sage Group  84,614 1,279
Schroders  61,744 308
Segro  112,698 1,034
Severn Trent  23,838 871
Shell  527,606 19,780
Smith & Nephew  73,710 1,361
Smiths Group  28,919 958
Spirax Group  6,346 592
SSE  98,536 2,482
Standard Chartered  176,269 3,618
Tesco  585,733 3,535
Unilever  219,447 13,168
United Utilities Group  60,155 949
Vodafone Group  1,718,525 2,080
Whitbread  15,208 579
Wise, Class A (1) 57,403 730
WPP  92,947 351
Total United Kingdom (Cost $195,319) 258,717

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 4,876 710
Total United States (Cost $974) 710
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.12% (4)(5) 39,555,170 39,555
Total Short-Term Investments (Cost $39,555) 39,555
SECURITIES LENDING COLLATERAL 5.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 4.12% (4)(5) 93,116,764 93,117
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 93,117
Total Securities Lending Collateral (Cost $93,117) 93,117
Total Investments in Securities
104.5% of Net Assets
(Cost $1,360,684) $ 1,895,745
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE International Equity Index Fund

ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 356 MSCI EAFE Index contracts 12/25 49,966 $ 162
Net payments (receipts) of variation margin to date (294)
Variation margin receivable (payable) on open futures contracts $ (132)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 1,495++
Totals $ —# $ — $ 1,495+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 51,092  ¤  ¤ $ 132,672
Total $ 132,672^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,495 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $132,672.

T. ROWE PRICE International Equity Index Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,360,684) $ 1,895,745
Dividends receivable 3,760
Receivable for shares sold 1,805
Foreign currency (cost $1,554) 1,533
Cash deposits on futures contracts 1,472
Due from affiliates 30
Other assets 4,131
Total assets 1,908,476
Liabilities
Obligation to return securities lending collateral 93,210
Payable for shares redeemed 1,396
Investment management fees payable 137
Variation margin payable on futures contracts 132
Other liabilities 216
Total liabilities 95,091
NET ASSETS $ 1,813,385
Net Assets Consist of:
Total distributable earnings (loss) $ 510,981
Paid-in capital applicable to 90,841,906 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 1,302,404
NET ASSETS $ 1,813,385
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,048,119; Shares outstanding: 52,560,587) $ 19.94
Z Class
(Net assets: $765,266; Shares outstanding: 38,281,319) $ 19.99

T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,566) $ 45,009
Securities lending 173
Other 12
Total income 45,194
Expenses
Investment management 1,304
Shareholder servicing
Investor Class 1,011
Prospectus and shareholder reports
Investor Class
$
26
Z Class 3 29
Custody and accounting 438
Registration 132
Legal and audit 59
Directors 5
Miscellaneous 26
Waived / paid by Price Associates (723)
Total expenses 2,281
Net investment income 42,913

T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (13,379)
Futures 3,523
Foreign currency transactions 55
Net realized loss (9,801)
Change in net unrealized gain / loss
Securities 281,687
Futures 864
Other assets and liabilities denominated in foreign currencies 185
Change in net unrealized gain / loss 282,736
Net realized and unrealized gain / loss 272,935
INCREASE IN NET ASSETS FROM OPERATIONS $ 315,848

T. ROWE PRICE International Equity Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 42,913 $ 27,529
Net realized gain (loss) (9,801) 401
Change in net unrealized gain / loss 282,736 138,320
Increase in net assets from operations 315,848 166,250
Distributions to shareholders
Net earnings
Investor Class (21,411) (21,024)
Z Class (10,535) (4,210)
Decrease in net assets from distributions (31,946) (25,234)
Capital share transactions
*
Shares sold
Investor Class 347,764 142,785
Z Class 426,190 183,776
Distributions reinvested
Investor Class 19,905 19,807
Z Class 10,535 4,210
Shares redeemed
Investor Class (270,531) (131,282)
Z Class (84,355) (22,917)
Increase in net assets from capital share
transactions 449,508 196,379
Net Assets
Increase during period 733,410 337,395
Beginning of period 1,079,975 742,580
End of period $ 1,813,385 $ 1,079,975
*Share information (000s)
Shares sold
Investor Class 19,448 8,736
Z Class 24,310 11,192
Distributions reinvested
Investor Class 1,232 1,291
Z Class 652 274
Shares redeemed
Investor Class (14,859) (8,097)
Z Class (4,741) (1,383)
Increase in shares outstanding 26,042 12,013

T. ROWE PRICE International Equity Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class)
and the International Equity Index Fund–Z Class (Z Class). The Z Class is
only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any,
are recorded

T. ROWE PRICE International Equity Index Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE International Equity Index Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Equity Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,730 $ 1,727,641 $ — $ 1,755,371
Preferred Stocks — 5,165 — 5,165
Short-Term Investments 39,555 — — 39,555
Securities Lending Collateral 93,117 — — 93,117
Equity Funds 2,537 — — 2,537
Total Securities 162,939 1,732,806 — 1,895,745
Futures Contracts* 162 — — 162
Total $ 163,101 $ 1,732,806 $ — $ 1,895,907
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 162
*
Total $ 162
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 3,523
Total $ 3,523

T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, cash of $1,472,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 864
Total $ 864

T. ROWE PRICE International Equity Index Fund

and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE International Equity Index Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $88,932,000; the value of cash collateral and related investments was $93,210,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $569,005,000 and
$120,592,000, respectively, for the year ended October 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 31,946 $ 25,234

T. ROWE PRICE International Equity Index Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 1,399,041
Unrealized appreciation $ 602,006
Unrealized depreciation (105,225)
Net unrealized appreciation (depreciation) $ 496,781
($000s)
Undistributed ordinary income $ 57,730
Net unrealized appreciation (depreciation) 496,781
Loss carryforwards and deferrals (43,530)
Total distributable earnings (loss) $ 510,981

T. ROWE PRICE International Equity Index Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement

T. ROWE PRICE International Equity Index Fund

arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended October 31, 2025.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2025 as indicated in the table below. At October 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(723)

T. ROWE PRICE International Equity Index Fund

and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $126,000 for
Price Associates; $464,000 for T. Rowe Price Services, Inc.; and $130,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2025, the fund was charged $62,000 for shareholder servicing costs related to the college savings plans, of which $18,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 18% of the outstanding shares of the
Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment

T. ROWE PRICE International Equity Index Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE International Equity Index Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Equity Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Index Fund, Inc.
and Shareholders of T. Rowe Price International Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity Index Fund
(constituting T. Rowe Price International Index Fund, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Equity Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Equity Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $37,695,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $43,407,000 and foreign taxes paid of $1,801,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025